Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net income (loss)	$ 333,785	$ (330,934)
Adjustments to reconcile net income (loss) to net cash flows
Depreciation and amortization	134,240	127,315
Amortization of debt transaction costs	14,022	16,815
Private Placement derivative loss	0	364,214
Foreign currency loss (gain) on loans	73,696	(20,125)
Non-cash financial loss	0	145,317
Stock based compensation expense	36,365	7,058
Interest income	(39,897)	(33,207)
Interest expense	156,660	192,841
Other	(1)	(442)
Changes in working capital:
Increase in deferred revenue	330,076	336,774
Changes in other liabilities and assets	18,164	90,888
(Increase) decrease in inventories	(601)	1,956
Changes in deferred tax assets and liabilities	3,116	6,040
Changes in other non-current assets and other non-current liabilities	3,184	(16,760)
Income taxes paid	(4,243)	(4,931)
Net cash flow from operating activities	1,058,566	882,819
Cash flows from investing activities
Investments in property, plant and equipment and intangible assets	(814,382)	(251,828)
Capital contribution to associated company	(6,500)	(4,000)
Prepayment for vessel charter		(1,050)
Other	1	442
Interest received	31,114	35,603
Net cash flow used in investing activities	(789,767)	(220,833)
Cash flows from financing activities
Repayment of borrowings	(372,886)	(206,874)
Proceeds from borrowings	430,507	0
Transaction costs incurred for borrowings	(41,912)	(4,698)
Proceeds from initial public offering, net of underwriting discounts and commissions, and offering expenses	0	243,927
Taxes paid related to net share settlement of equity awards	0	(124,109)
Dividend distribution	0	(18,229)
Dividend distribution by subsidiary to non-controlling interests	(867)	(720)
Proceeds from exercise of stock options	9,600	0
Principal payments for lease liabilities	(17,451)	(12,574)
Interest payments for lease liabilities	(9,546)	(10,601)
Interest paid	(159,126)	(197,186)
Net cash flow used in financing activities	(161,681)	(331,064)
Change in cash and cash equivalents	107,118	330,922
Effect of exchange rate changes on cash and cash equivalents	8,223	(2,493)
Net increase in cash and cash equivalents	115,341	328,429
Cash and cash equivalents at January 1	2,489,672	1,513,713
Cash and cash equivalents at June 30	$ 2,605,013	$ 1,842,142